Aug-14-07 10:58am From-NEW YORK STOCK EXCHANGE +212 656 5893 T-798 P.002/002 F-532

Antonio Aliberti
Managing Director
Securities Operations

**NYSE Group**

NYSE Group, Inc. | 20 Broad Street
New York, New York 10005
t 212.656.5034 | f 212.656.5893
aaliberti@nyse.com

RECD S.E.C.
AUG 14 2007
1086

August 14, 2007

07073885

Ms. Velma T. Smith
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 2531
100 F Street, NE
Washington, DC 20549

CERTNYS 001-33010

Dear Ms. Smith:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, ING Clarion Global Real Estate Income Fund, Common Shares of Beneficial Interest and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on August 14, 2007. Tentative listing date – August 15, 2007.

Sincerely,

PROCESSED
AUG 16 2007
THOMSON
FINANCIAL

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